Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0000729580
Registrant Name	BEL FUSE INC /NJ
Registration File Number	333-295813
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A